Common Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Outstanding		57,011,761	56,906,561
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		120,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 2.77
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total	729,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Proceeds from Stock Options Exercised	$ 1	$ 315	$ 732	$ 512
Cash proceeds received on exercise of stock options for which shares were not issued till date		$ 0	$ 18	51
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		14,800
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash proceeds received on exercise of stock options for which shares were not issued till date				$ 51
Range Of Exercise Prices Dollars 1.60 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			115,500	48,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 1.60	$ 1.60
Range Of Exercise Prices Dollars 2.37 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		101,600	252,400	191,300
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 2.37	$ 2.37	$ 2.37
Range Of Exercise Prices Dollars 4.98 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		18,400
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 4.98